Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Operating Expenses [Abstract]
Schedule of other operating expenses
	2025	2024	2023
	US $ in millions

Impairment loss (see Note 7)			28.5
Sundry	1.5	0.8	0.8
	1.5	0.8	29.3